Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities:
Net income/(loss) for the period	$ (7,970,332)	$ 388,125
Adjustments to reconcile net income/(loss) to net cash provided by operating activities:
Depreciation	2,926,709	1,340,128
Share based compensation	126,480
Unrealized foreign exchange loss on time deposits	156,921
Loss on warrants	15,176,536
Non-cash lease expense	2,386
Offering costs attributable to warrant liability	1,078,622
Changes in operating assets and liabilities:
(Increase)/decrease in Trade and other receivables	7,265,016	(254,030)
(Increase)/decrease in Other current assets	(64,399)
(Increase)/decrease in Inventories	(420,139)	11,726
(Increase)/decrease in Advances and prepayments	35,925	(127,524)
Increase/(Decrease) in Trade accounts payable	361,504	(121,253)
Increase/(Decrease) in Changes in operating lease liabilities	(2,386)
Increase/(Decrease) in Payable to related parties	2,659,029	349,024
Increase/(Decrease) in Accrued liabilities	244,147	108,721
Increase/(Decrease) in Deferred income	(183,023)	0
Net cash provided by operating activities	21,392,996	1,694,917
Cash flows from investing activities
Cash outflows related to vessel acquisitions	(1,623,125)
Increase in bank time deposits	(20,001,175)
Maturity of bank time deposits	15,012,671
Net cash used in investing activities	(6,611,629)	0
Cash flows from financing activities
Net transfers from former Parent Company	0	3,305,083
Proceeds from follow-on offering	13,147,990
Proceeds from exercise of warrants	5,852,396
Stock issuance costs	(1,778,633)
Dividends paid on preferred shares	(381,250)
Net cash provided by financing activities	16,840,503	3,305,083
Net increase in cash and cash equivalents	31,621,870	5,000,000
Cash and cash equivalents at beginning of period/year	695,288	0
Cash and cash equivalents at end of period/year	32,317,158	$ 5,000,000
Non-cash Financing Activities
Stock issued in non-cash financing activities	1,768,665
Series A Preferred Stock [Member]
Non-cash Financing Activities
Dividends on preferred shares Series A included in payable to related parties	$ 160,416